NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

Catalyst Paper Corporation, together with its subsidiaries and partnerships (collectively, the “company”) is a significant specialty mechanical printing papers and newsprint producer in North America. The company operates in three business segments.

Specialty printing papers	– Manufacture and sale of mechanical specialty printing papers
Newsprint	– Manufacture and sale of newsprint
Pulp	– Manufacture and sale of long-fibre Northern Bleached Softwood Kraft (“NBSK”) pulp.

The business segments of the company are strategic business units that offer different products. They are managed separately because each business requires different technology, capital expenditures, labour expertise and marketing strategies. Each segment is a significant component of the company’s sales and operating earnings.

The company owns and operates three manufacturing facilities located in the province of British Columbia (B.C.), Canada. On September 30, 2012 the company permanently shut down its recycle mill operations located in Snowflake, Arizona (note 9). Two other facilities, including a paper recycling facility, were permanently shut down during 2010. Inter-segment sales consist of pulp transfers at market prices. The primary market for the company’s paper products is North America. The primary markets for the company’s pulp products are Asia and Australasia.

Creditor protection proceedings

On January 31, 2012, Catalyst Paper Corporation and certain of its subsidiaries obtained an Initial Order from the Supreme Court of British Columbia (the Court) under the Companies’ Creditors Arrangement Act (CCAA). The company applied for recognition of the Initial Order under Chapter 15 of Title 11 of the US Bankruptcy Code. The company entered into a Debtor-In-Possession (DIP) Credit Agreement, pursuant to which a DIP Credit Facility of approximately $175 million was confirmed by the Court.

Emergence from Creditor Protection Proceedings

Catalyst Paper Corporation and all of its subsidiaries and partnership successfully emerged from creditor protection proceedings under CCAA and Chapter 15 of Title 11 of the US Bankruptcy Code on September 13, 2012 (emergence date). The company met all of the conditions to implement the second amended plan of arrangement (Plan) on the emergence date by securing exit financing consisting of a new asset-based loan facility (ABL Facility) and new floating rate senior secured notes (Floating Rate Notes). For additional information on the company’s emergence from creditor protection proceedings, see note 2, Creditor protection proceedings.

In accordance with FASB ASC 852, fresh start accounting was required upon the company’s emergence from the creditor protection proceedings because:

-	The reorganization value of the assets of the Predecessor company (defined below) immediately prior to the approval of the Plan was less than the total of all post-petition liabilities and allowed claims, and

-	The holders of the Predecessor company’s existing voting shares immediately prior to the approval of the Plan received less than 50% of the voting shares of the common stock of the Successor company (defined below).

FASB ASC 852 requires that fresh start accounting be applied on the latter of the date of approval of the plan of arrangement, or the date that all material conditions to implement the plan are met. The company’s application date for fresh start accounting was September 13, 2012, when exit financing was secured. However, the company elected to apply fresh start accounting effective September 30, 2012, to coincide with the timing of the third quarter close. The company evaluated events, transactions, and fluctuations in product prices, exchange rates and inflation rates between September 13, 2012, and September 30, 2012, and concluded that the use of an accounting convenience date of September 30, 2012 (convenience date) did not have a material impact on the company’s financial position, results of operations and cash flows. The application of fresh start accounting was therefore reflected in the company’s consolidated balance sheet as of September 30, 2012, and related fresh start accounting adjustments were included in the company’s consolidated statements of earnings (loss) for the nine months ended September 30, 2012.

The implementation of the Plan and the application of fresh start accounting materially changed the carrying amounts and classifications reported in the company’s financial statements, and resulted in the company effectively becoming a new entity for financial reporting purposes. Accordingly, the company’s consolidated financial statements for periods prior to September 30, 2012 are not comparable to consolidated financial statements prepared for periods subsequent to September 30, 2012. References to Successor or Successor company refer to the company on or after September 30, 2012, and references to Predecessor or Predecessor company refer to the company prior to September 30, 2012. Additionally, references to periods on or after September 30, 2012, refer to the Successor, and references to periods prior to September 30, 2012, refer to the Predecessor.

Going concern

The audited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The creditor protection proceedings raised substantial doubt about the company’s ability to continue as a going concern. During these proceedings, the company’s ability to continue as a going concern was dependent on obtaining creditor and Court approval of a plan of arrangement, successful implementation of the plan of arrangement that would improve profitability, reduce the company’s debt burden and improve liquidity, and securing exit financing to replace the debtor in possession financing available to the company during the creditor protection proceedings. Management believes that the implementation of the Plan and the company’s emergence from creditor protection proceedings have resolved the substantial doubt regarding the appropriateness of the going concern basis of accounting.